PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost		$ 86,610	$ 246,771
Accumulated depreciation		56,464	171,047
Depreciated cost	[1]	30,146	75,724
Depreciation expense		14,547	14,844	$ 27,387
Impairment loss		32,651
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		30,106	163,517
Accumulated depreciation		20,893	120,851
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		23,498	27,783
Accumulated depreciation		17,593	18,604
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,934	3,517
Accumulated depreciation		1,455	2,798
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		31,072	51,015
Accumulated depreciation		16,523	28,611
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost		0	939
Accumulated depreciation		$ 0	$ 183

[1]	During 2025, following the Company's decision to cease manufacturing activities in its Bar-Lev manufacturing facility, it was determined that it met all criteria to be classified as assets held-for-sale. The Company recorded an impairment loss for the excess of the book value over its fair value related to held-for-sale asset, in the amount of $32,651 (see also Note 2k).